Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation	Basis of PresentationOur consolidated financial statements are prepared in accordance with generally accepted accounting principles in the U.S. (“GAAP”). Certain reclassifications have been made to prior period amounts to conform to the current period presentation. The consolidated financial statements include the accounts of ParkerVision, Inc. and our wholly-owned German subsidiary, ParkerVision GmbH, after elimination of all intercompany transactions and accounts.
Use of Estimates in the Preparation of Financial Statements	Use of Estimates in the Preparation of Financial Statements The preparation of financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. The more significant estimates made by us include projected future cash flows and risk-adjusted discount rates for estimating the fair value of our contingent payment obligations, the volatility and estimated lives of share-based awards used in the estimate of the fair market value of share-based compensation, the assessment of recoverability of long-lived assets, the amortization periods for intangible and long-lived assets, and the valuation allowance for deferred taxes. Actual results could differ from the estimates made. We periodically evaluate estimates used in the preparation of the financial statements for continued reasonableness. Appropriate adjustments, if any, to the estimates used are made prospectively based upon such periodic evaluation.
Cash and Cash Equivalents	Cash and Cash EquivalentsWe consider cash and cash equivalents to include cash on hand, interest-bearing deposits, overnight repurchase agreements and investments with original maturities of three months or less when purchased.
Inventory	InventoryInventory is stated at the lower of actual cost, as determined under the first-in, first-out method, or estimated net realizable value. We review our inventory for estimated obsolescence or unmarketable inventory and write down inventory for the difference between cost and estimated market value based upon assumptions about future demand. Future demand is affected by market conditions, technological obsolescence, new products and strategic plans, each of which is subject to change. Due to the decision to discontinue Milo product sales in the fourth quarter of 2019, a full reserve was recorded against the remaining inventory on hand at December 31, 2019. All remaining inventory was disposed of during the year ended December 31, 2020.
Property and Equipment	Property and EquipmentProperty and equipment are stated at cost, less accumulated depreciation. Depreciation is determined using the straight-line method over the following estimated useful lives: Manufacturing and office equipment5-7 yearsLeasehold improvementsShorter of useful life or remaining life of leaseFurniture and fixtures7 yearsComputer equipment and software3-5 years The cost and accumulated depreciation of assets sold or retired are removed from their respective accounts, and any resulting net gain or loss is recognized in the accompanying consolidated statements of comprehensive loss. The carrying value of long-lived assets is reviewed on a regular basis for the existence of facts, both internally and externally, that may suggest impairment. Recoverability of assets to be held and used is measured by comparing the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of the assets exceeds its estimated undiscounted future net cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the assets.
Intangible Assets	Intangible AssetsWe capitalize outside legal costs and agency filing fees incurred in connection with securing the rights to our intellectual property. Patents, copyrights and other intangible assets are amortized using the straight-line method over their estimated period of benefit. We estimate the economic lives of our patents and copyrights to be fifteen to twenty years. Management evaluates the recoverability of intangible assets periodically and takes into account events or circumstances that may warrant revised estimates of useful lives or that may indicate impairment exists. As part of our ongoing patent maintenance program, we will, from time to time, abandon a particular patent if we determine fees to maintain the patent exceed its expected recoverability. The cost and accumulated amortization of abandoned intangible assets are removed from their respective accounts, and any resulting net loss is recognized in selling, general and administrative expenses in the accompanying consolidated statements of comprehensive loss.
Contingent Payment Obligations	Contingent Payment ObligationsWe have accounted for our secured and unsecured contingent payment obligations as long-term debt in accordance with Accounting Standards Codification (“ASC”) 470-10-25, “Sales of Future Revenues or Various other Measures of Income.” Our payment obligations are contingent upon the receipt of proceeds from patent enforcement and/or patent monetization actions. We have elected to measure our contingent payment obligations at their estimated fair values in accordance with ASC 825, “Financial Instruments” based on the variable and contingent nature of the repayment provisions. We have determined that the fair value of our secured and unsecured contingent payment obligations falls within Level 3 in the fair value hierarchy, which involves significant estimates, and assumptions including projected future patent-related proceeds and the risk-adjusted rate for discounting future cash flows (see Note 10). Actual results could differ from the estimates made. Changes in fair value, including the component related to imputed interest, are included in the accompanying consolidated statements of comprehensive loss under the heading “Change in fair value of contingent payment obligations.”
Leases	LeasesWe adopted ASC 842, “Leases” as of January 1, 2019 which requires the recognition of lease right-of-use (“ROU”) assets and lease liabilities on our consolidated balance sheets for finance and operating leases with initial lease terms of more than 12 months. We elected to use the effective date as the initial application date. ASC 842 provides a number of practical expedients in transition and we elected the package of practical expedients which permits us not to reassess under the new standard our prior conclusions about lease identification, lease classification and treatment of initial direct costs. The adoption of this new standard resulted in the recognition of operating lease ROU assets and operating lease liabilities of approximately $0.56 million and $0.60 million, respectively, primarily related to our facilities leases. Refer to Note 8 for additional disclosures related to our leases. At inception of a lease, we determine if an arrangement contains a lease and whether that lease meets the classification criteria of a finance or operating lease. Some of our lease arrangements contain lease components (e.g. minimum rent payments) and non-lease components (e.g. services). For certain equipment leases, we account for lease and non-lease components separately based on a relative fair market value basis. For all other leases, we account for the lease and non-lease components (e.g. common area maintenance) on a combined basis. For operating leases with terms greater than 12 months, we record the ROU asset and lease obligation at the present value of lease payments over the term using the implicit interest rate, when readily available, or our incremental borrowing rate for collateralized debt based on information available at the lease commencement date. Certain of our leases include rental escalation clauses, renewal options and/or termination options that are factored into our determination of lease payments when it is reasonably certain that the option will be exercised. We do not recognize ROU assets and lease liabilities for leases with terms at inception of twelve months or less. Finance leases are included in property and equipment and other accrued expenses on the consolidated balance sheets. Finance leases are recorded as an asset and an obligation at an amount equal to the present value of the minimum lease payments during the lease term. Amortization expense and interest expense associated with finance leases are included in selling, general, and administrative expense and interest expense, respectively, on the consolidated statements of comprehensive loss.
Convertible Debt	Convertible DebtWe have issued debt that is convertible, at the holder’s option, into shares of our common stock at fixed conversion prices. Certain of the convertible notes were issued with conversion prices that were below market value of our common stock on the closing date resulting in a beneficial conversion feature which we recorded to equity with a corresponding discount to the debt. The discount is amortized over the life of the notes as interest expense. In August 2020, the Financial Accounting Standards Board issued ASU 2020-06 "Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity's Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity's Own Equity." This ASU simplifies accounting for convertible instruments by removing major separation models required under current U.S. GAAP. Consequently, more convertible debt instruments will be reported as a single liability instrument with no separate accounting for embedded conversion features. The ASU removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, which will permit more equity contracts to qualify for the exception. The ASU also simplifies the diluted earnings per share (EPS) calculation in certain areas. The ASU is effective for fiscal years beginning after December 15, 2021 for accelerated filers and for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years, for smaller reporting companies. Early adoption is permitted for fiscal years beginning after December 15, 2020. The ASU provides for a modified retrospective method of adoption whereby the guidance is applied to transactions outstanding at the beginning of the fiscal year of adoption with the cumulative effect of the change being recorded as an adjustment to beginning retained earnings. We plan to adopt ASU 2020-06, using the modified retrospective method, as of January 1, 2021. Adoption of ASU 2020-06 will result in an increase to our long-term debt of approximately $0.8 million, a decrease in additional paid-in-capital of approximately $1.1 million, and an adjustment to our beginning retained deficit of $0.3 million resulting from the elimination of the previously recognized beneficial conversion feature as a debt discount.
Revenue Recognition	Revenue RecognitionWe account for revenue under ASC 606, “Revenue from Contracts with Customers” which implements a common revenue standard that clarifies the principles for recognizing revenue. This revenue recognition model provides a five-step analysis in determining when and how revenue is recognized. We expect to derive future revenue from licensing of our intellectual property and settlements from patent infringement disputes. The timing of revenue recognition and the amount of revenue recognized depends upon a variety of factors, including the specific terms of each arrangement and the nature of our deliverables and obligations. In general, we recognize revenue when the performance obligations to our customers have been met. The consideration received from patent license and settlement agreements is allocated to the various elements of the arrangement to the extent the revenue recognition differs between the elements of the arrangement. Elements related to past and future royalties as well as elements related to settlement will be recorded as revenue in our consolidated statements of comprehensive loss when our performance obligations related to each element have been met. For the year ended December 31, 2019, we recognized revenue from the sale of products. For product sales, the performance obligation is generally met at the time product is delivered to the customer. Estimated product returns are deducted from revenue and recorded as a liability. Revenue from the sale of our products includes shipping and handling charged to the customer. Product revenue is recorded net of sales tax collected from customers, discounts, and actual and estimated future returns.
Research and Development Expenses	Research and Development ExpensesResearch and development costs are expensed as incurred and include salaries and benefits for employees engaged in research and development activities, costs paid to third party contractors, prototype expenses, an allocated portion of facilities costs, maintenance costs for software development tools, and depreciation.
Accounting for Share-Based Compensation	Accounting for Share-Based CompensationWe have various share-based compensation programs which provide for equity awards including stock options, restricted stock units (“RSUs”) and restricted stock awards (“RSAs”). We calculate the fair value of employee share-based equity awards on the date of grant and recognize the calculated fair value as compensation expense over the requisite service periods of the related awards. We estimate the fair value of stock option awards using the Black-Scholes option valuation model. This valuation model requires the use of highly subjective assumptions and estimates including how long employees will retain their stock options before exercising them and the volatility of our common stock price over the expected life of the equity award. Such estimates, and the basis for our conclusions regarding such estimates, are outlined in detail in Note 14. Estimates of fair value are not intended to predict actual future events or the value ultimately realized by persons who receive equity awards. We account for forfeitures of share-based awards as they occur. As of January 1, 2019, we adopted ASU 2018-07, "Compensation - Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting." The amendments in this update simplify the accounting for share-based payments to nonemployees by aligning it with the accounting for share-based payments to employees, with certain exceptions. At the time of adoption, we did not have any awards to nonemployees that would require reassessment and therefore the adoption of ASU 2018-07 did not impact our consolidated financial statements.
Income Taxes	Income TaxesThe provision for income taxes is based on loss before taxes as reported in the accompanying consolidated statements of comprehensive loss. Deferred tax assets and liabilities are recognized for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax assets and liabilities are determined based on differences between the financial statement carrying amounts and the tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Valuation allowances are established to reduce deferred tax assets when, based on available objective evidence, it is more likely than not that the benefit of such assets will not be realized. Our deferred tax assets exclude unrecognized tax benefits which do not meet a more-likely-than-not threshold for financial statement recognition for tax positions taken or expected to be taken in a tax return. As of January 1, 2019, we adopted ASU 2018-02, “Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income.” The amendments in this update allow a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act. We have no stranded tax effects included in our other comprehensive loss and therefore the adoption of ASU 2018-02 did not impact our consolidated financial statements.
Loss per Common Share	Loss per Common ShareBasic loss per common share is determined based on the weighted-average number of common shares outstanding during each year. Diluted loss per common share is the same as basic loss per common share as all potential common shares are excluded from the calculation, as their effect is anti-dilutive. The number of shares underlying outstanding options, warrants, unvested RSUs, and convertible notes at December 31, 2020 and 2019 were as follows (in thousands): 2020 2019Options outstanding 12,240 11,410Warrants outstanding 12,850 12,150Unvested RSUs 187 -Shares underlying convertible notes 23,557 20,846 48,834 44,406 These potential shares were excluded from the computation of diluted loss per share as their effect would have been anti-dilutive.